Prospectus Supplement

February 22, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 22, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Asia Opportunity Portfolio

Global Opportunity Portfolio

International Opportunity Portfolio

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Management—Portfolio Management":

In rendering investment advisory services to the Funds, the Adviser uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Funds through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

Please retain this supplement for future reference.

  IFIOMSALPROSPT 02/18

Prospectus Supplement

February 22, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 22, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

International Advantage Portfolio

The following is hereby added to the end of the first paragraph of the section of the Prospectus entitled "Fund Management—Portfolio Management—International Advantage Portfolio":

In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

Please retain this supplement for future reference.

  IFIIAMSALPROSPT 02/18

Statement of Additional Information Supplement

February 22, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 22, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 1, 2017

Asia Opportunity Portfolio

Global Opportunity Portfolio

International Advantage Portfolio

International Opportunity Portfolio

The following is hereby added as a new section immediately following the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Sub-Advisers":

Participating Affiliate

In rendering investment advisory services to the Asia Opportunity, Global Opportunity, International Advantage and International Opportunity Portfolios, the Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited ("MSAL"), a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). One or more MSAL employees may provide services to the Funds through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSAL is considered a Participating Affiliate of MSIM, and MSAL and its employees are considered "associated persons" of MSIM (as that term is defined in the Advisers Act) and investment professionals from MSAL may render portfolio management, research and other services to the Funds, subject to the supervision of MSIM.

Please retain this supplement for future reference.